Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class A
Prospectus:
Trading Symbol	LSHAX
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class C
Prospectus:
Trading Symbol	LSHCX
Kinetics Spin-Off and Corporate Restructuring Fund | Institutional Class
Prospectus:
Trading Symbol	LSHUX
Kinetics Spin-Off and Corporate Restructuring Fund | No Load Class
Prospectus:
Trading Symbol	LSHEX
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KWIAX
Advisor A & C Prospectus | Kinetics Alternative Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KWICX
Advisor A & C Prospectus | Kinetics Internet Fund | Advisor Class A
Prospectus:
Trading Symbol	KINAX
Advisor A & C Prospectus | Kinetics Internet Fund | Advisor Class C
Prospectus:
Trading Symbol	KINCX
Advisor A & C Prospectus | Kinetics Global Fund | Advisor Class A
Prospectus:
Trading Symbol	KGLAX
Advisor A & C Prospectus | Kinetics Global Fund | Advisor Class C
Prospectus:
Trading Symbol	KGLCX
Advisor A & C Prospectus | Kinetics Paradigm Fund | Advisor Class A
Prospectus:
Trading Symbol	KNPAX
Advisor A & C Prospectus | Kinetics Paradigm Fund | Advisor Class C
Prospectus:
Trading Symbol	KNPCX
Advisor A & C Prospectus | Kinetics Medical Fund | Advisor Class A
Prospectus:
Trading Symbol	KRXAX
Advisor A & C Prospectus | Kinetics Medical Fund | Advisor Class C
Prospectus:
Trading Symbol	KRXCX
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KSOAX
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KSOCX
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX
Advisor A & C Prospectus | Kinetics Multi-Disciplinary Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KMDAX
Advisor A & C Prospectus | Kinetics Multi-Disciplinary Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KMDCX
Institutional Class Prospectus | Kinetics Alternative Income Fund | Institutional Class
Prospectus:
Trading Symbol	KWIIX
Institutional Class Prospectus | Kinetics Paradigm Fund | Institutional Class
Prospectus:
Trading Symbol	KNPYX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KSCYX
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KMKYX
Institutional Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Institutional Class
Prospectus:
Trading Symbol	KMDYX
No Load Class Prospectus | Kinetics Alternative Income Fund | No Load Class
Prospectus:
Trading Symbol	KWINX
No Load Class Prospectus | Kinetics Internet Fund | No Load Class
Prospectus:
Trading Symbol	WWWFX
No Load Class Prospectus | Kinetics Global Fund | No Load Class
Prospectus:
Trading Symbol	WWWEX
No Load Class Prospectus | Kinetics Paradigm Fund | No Load Class
Prospectus:
Trading Symbol	WWNPX
No Load Class Prospectus | Kinetics Medical Fund | No Load Class
Prospectus:
Trading Symbol	MEDRX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KSCOX
No Load Class Prospectus | Kinetics Market Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KMKNX
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | No Load
Prospectus:
Trading Symbol	KMDNX